Equity - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 AUD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2024 shares	Jan. 05, 2024 $ / shares	Jan. 04, 2024 $ / shares	Dec. 31, 2023 shares	Apr. 30, 2023 shares	Aug. 31, 2022 shares	Jun. 30, 2021 shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares | $			$ 65,406	$ 88,635	$ 209
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)		15,027,327
Warrant exercise price (in dollars per share) | $ / shares		$ 2.88					$ 2.86	$ 2.88
Warrant exercise term	7 years	7 years
Share price, minimum consecutive day		45 days
Warrants | Bottom of range
Disclosure Of Classes Of Share Capital [Line Items]
Share price for right exercise of the warrants (in aud per share) | $ / shares	4.32	4.32
Private Placement of Shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares	$ 110,000	$ 138.0
Fully-paid ordinary shares		60,109,290								77,083,607
Exercise Price (in dollars per share) | $ / shares		$ 2.30
Ordinary shares (in shares)						125,369,514			201,137,412		86,666,667
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Fully-paid ordinary shares			327,579,289	163,750,274	1,758,481
Ordinary shares (in shares)			1,141,784,114	814,204,825	650,454,551							648,696,070